SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Gross Revenues by Products and Services

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2011	2012	2013

Products:
Smart cards	$91,960	$75,185	$78,256
Other products	3,202	10,134	4,670

Subtotal	95,162	85,319	82,926

Services:
Head-end system integration	2,562	2,175	2,731
Head-end system development	736	987	1,103
Licensing income	1,328	1,246	1,098
Royalty income	742	382	512
Other services	10	135	77

Subtotal	5,378	4,925	5,521

Total	$100,540	$90,244	$88,447